Summary of Organization and Significant Accounting Policies - Schedule of Contingent Consideration Obligations Measured at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 28, 2015	Dec. 27, 2014	Dec. 28, 2013
Accounting Policies [Abstract]
Current portion of contingent consideration	$ 3,775	$ 2,375
Contingent consideration	$ 4,187	$ 5,379	$ 1,908